Main Page (1)
	TYPE              13F-HR
	PERIOD            12/31/01
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Diana Gonzales
Title:    	Corporate Secretary
Phone:    	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     February 1, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		82

Form 13F Information Table Value Totals:		$199,295

List of Other Included Managers:

No.    13F File Number                          Name






                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Abgenix Inc.                 Common     00339B107        3011   89500sh  sole      61000  0   28500
Advent Software              Common     007974108        2463   49300sh  sole      33700  0   15600
Affymetrix Inc.              Common     00826T108        3316   87850sh  sole      60050  0   27800
Allied Capital Corp          Common     01903Q108        2722  104700sh  sole      71100  0   33600
Amsurg Corporation           Common     03232P405        2680   98600sh  sole      67600  0   31000
Aeroflex, Inc.               Common     007768104        2596  137150sh  sole      94200  0   42950
Administaff, Inc.            Common     007094105        3310  120775sh  sole      82375  0   38400
Activision Inc.              Common     004930202        4028  154875sh  sole     105375  0   49500
Barra, Inc.                  Common     068313105        2997   63650sh  sole      43450  0   20200
Black Box Corp               Common     091826107          16     300sh  sole        300  0       0
Benchmark Electronics        Common     08160H101           7     390sh  sole        390  0       0
Borland Software Corp        Common     099849101        2349  150000sh  sole     102000  0   48000
Caci Incorporated CL-A       CL-A       127190304        3893   98600sh  sole      67200  0   31400
Cheesecake Factory           Common     163072101        2949   84825sh  sole      60675  0   24150
Celgene Corp.                Common     151020104        4330  135650sh  sole      93700  0   41950
Cephalon, Inc.               Common     156708109        7165   94800sh  sole      64200  0   30600
Christopher & Banks Corp     Common     171046105        4302  125595sh  sole      85838  0   39757
Caremark RX                  Common     141705103          11     700sh  sole        700  0       0
Columbia Sportswear          Common     198516106        2316   69550sh  sole      46450  0   23100
Cytyc Corporation            Common     232946103        2534   97100sh  sole      66300  0   30800
D.R. Horton                  Common     23331A109        2038   62800sh  sole      42900  0   19900
Duane Reade                  Common     263578106        3853  126950sh  sole      86750  0   40200
EFunds Corporation           Common     28224R101        1763  128200sh  sole      87800  0   40400
Electro Scientific           Common     285229100        2191   73000sh  sole      52200  0   20800
Employee Solutions           Common     292166105           0     738sh  sole        477  0     261
Evergreen Resources, Inc.    Common     299900308        1552   40200sh  sole      27500  0   12700
Exar Corporation             Common     300645108        3634  174300sh  sole     119000  0   55300
Flir Systems                 Common     302445101        2516   66350sh  sole      45550  0   20800
Freds Inc.                   Common     356108100        4413  107750sh  sole      70950  0   36800
Genesis Microchip Inc.       Common     371933102        3319   50200sh  sole      34300  0   15900
Gymboree                     Common     403777105        2058  172500sh  sole     117900  0   54600
Hot Topic, Inc.              Common     441339108        3400  108300sh  sole      74000  0   34300
IDEC Pharmaceuticals Corp.   Common     449370105          10     150sh  sole        150  0       0
Investors Financial Services Common     461915100        3072   46400sh  sole      31800  0   14600
King Pharmaceuticals         Common     495582108          24     566sh  sole        566  0
Krispy Kreme Doughnuts, Inc. Common     501014104        4986  112800sh  sole      72800  0   40000
Lifepoint Hospitals, Inc.    Common     53219L109        3394   99700sh  sole      68100  0   31600
Macromedia                   Common     556100105        1335   75000sh  sole      51000  0   24000
Manugistics Group            Common     565011103        2635  125000sh  sole      85000  0   40000
MCSI Inc.                    Common     55270M108        3292  140400sh  sole      96000  0   44400
Millennium Pharmaceuticals   Common     599902103           7     300sh  sole        300  0       0
Microsemi Corporation        Common     595137100        2533   85275sh  sole      58175  0   27100
MacroVision                  Common     555904101        2976   84500sh  sole      60000  0   24500
Myriad  Genetics             Common     62855J104        4355   82725sh  sole      56425  0   26300
Nanometrics                  Common     630077105        2541  131000sh  sole      90000  0   41000
NPS Pharmaceuticals          Common     62936P103        3501   91400sh  sole      63800  0   27600
Orthodonic Centers           Common     68750P103          17     550sh  sole        550  0       0
O'Reilly Auto                Common     686091109        3226   88450sh  sole      60450  0   28000
OSI Pharmaceuticals          Common     671040103        2808   61400sh  sole      43900  0   17500
Pediatrix Medical Group      Common     705324101        3007   88650sh  sole      61350  0   27300
PEC Solutions                Common     705107100        4476  119000sh  sole      81200  0   37800
PF Changs China Bistro       Common     69333Y108        4143   87600sh  sole      59800  0   27800
Photronics                   Common     719405102        3470  110700sh  sole      75500  0   35200
Polycom, Inc.                Common     73172K104        2590   76025sh  sole      51925  0   24100
Plexus Corp.                 Common     729132100        1333   50200sh  sole      34500  0   15700
Pemstar, Inc.                Common     706552106        1330  110800sh  sole      76200  0   34600
Panera Bread                 CL- A      69840W108        4429   85100sh  sole      58300  0   26800
Power Integration            Common     739276103        2343  102600sh  sole      70100  0   32500
Peregrine Systems            Common     71366Q101        1048   70700sh  sole      48100  0   22600
Power Wave                   Common     739363109        3612  209000sh  sole     148900  0   60100
QLT Incorporated             Common     746927102          15     600sh  sole        600  0       0
Rehabcare                    Common     759148109           7     250sh  sole        250  0       0
Right Management, Inc.       Common     766573109        2045  118200sh  sole      80850  0   37350
RSA Security, Inc.           Common     749719100           5     300sh  sole        300  0       0
Ryland Group                 Common     783764103        2174   29700sh  sole      19900  0    9800
Sterling Bancshares, Inc.    Common     858907108        1860  148525sh  sole     101375  0   47150
Scios, Inc.                  Common     808905103        2649  111450sh  sole      76250  0   35200
Secure Computing             Common     813705100        1897   92300sh  sole      62900  0   29400
Stericycle Inc.              Common     858912108        4767   78300sh  sole      53700  0   24600
Stellent Incorporated        Common     85856W106        4307  145700sh  sole     100300  0   45400
DMC Stratex Networks Inc.    Common     23322L106           8    1000sh  sole       1000  0       0
Talx Corporation             Common     874918105          11     440sh  sole        440  0       0
Tidewater Inc.               Common     886423102           7     200sh  sole        200  0       0
Triquint Semiconductor       Common     89674K103        1128   92000sh  sole      62500  0   29500
Intrado, Inc.                Common     46117A100        2492   93000sh  sole      58200  0   34800
Trikon                       Common     896187408           7     600sh  sole        600  0       0
Veeco Instruments            Common     922417100        5011  139000sh  sole      95300  0   43700
Ventana Medical Systems      Common     92276H106           5     200sh  sole        200  0       0
Vertex                       Common     92532F100        2315   94125sh  sole      67225  0   26900
Webex, Inc.                  Common     94767L109        3212  129275sh  sole      88275  0   41000
Wright Medical               Common     98235T107        3369  188200sh  sole     123700  0   64500
XTO Energy, Inc.             Common     98385X106        1779  101643sh  sole      69468  0   32175